BANK LOANS	12 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
BANK LOANS

NOTE 9 – BANK LOANS

Short-term loans consisted of the following:

	As of June 30,
	2021	2020
Bank of Communications of China (“BCC”):
Effective interest rate at 5.655% (1)	$-	$2,545,200

Industrial and Commercial Bank of China (“ICBC”):
Effective interest rate at 5.655% (2)	-	1,696,800

Cathay Bank
Effective interest rate at 4.25% (3)	704,446	900,000
Total	$704,446	$5,142,000

(1)	In August 2019, Dongguan Jiasheng entered into two loan agreements with BCC Dongguan Branch to borrow total of RMB 18 million ($2.5 million) as working capital for one year. The loans bear a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus 1.405 basis points. The Company’s subsidiary Meijia pledged its land use right of approximately $2.1 million and buildings of approximately $8.2 million as collaterals to secure these loans (see Note 6 and Note 7). In addition, Mr. Silong Chen, the CEO of the Company, provided personal guarantee for the loans. Dongguan Jiasheng fully repaid the loans in July 2020 upon maturity.

(2)

On August 9, 2019, Dongguan Jiasheng entered into a loan agreement with ICBC to borrow RMB 12 million ($1.7 million) as working capital for one year. The loan bears a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus 1.345 basis points. Mr. Silong Chen, pledged his personal assets as the collateral to secure this loan. Related parties, Mr. Junqiang Chen and Ms. Caiyuan He, the relatives of Mr. Silong Chen, and Dongguan Dogness also provided the joint guarantee to this loan. Dongguan Jiasheng fully repaid the loan in July 2020 upon maturity.

(3)	On February 6, 2020, one of the Company’s U.S. subsidiary Dogness Group, obtained a line of credit from Cathay Bank, pursuant to which, Dogness Group has the availability to borrow a maximum $1.2 million out of this line of credit for two years at the U.S. prime rate. The loan is guaranteed by the fixed assets of Dogness Group. The purpose of this loan is to expand the business operation and increase the marketing and sales activities in the United States and other international markets. As of June 30, 2021, the outstanding balance was $704,446, which was recorded as current liabilities because Dogness Group plans to repay this loan within one year.

Long-term loan consisted of the following:

	As of June 30,
	2021	2020
Southwestern National Bank
Paycheck Protection Program Loan (PPP) Loan	$-	$73,300
Dongguan Rural Commercial Bank
Effective interest rate at 6.15% and 6.55%	7,354,024	-
Total	7,354,024	73,300
Less: current portion of long-term loans	796,416	-
Long-term loans	$6,557,608	$73,300

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 9 – BANK LOANS (continued)

On May 11, 2020, Dogness Group, applied for and received funding for a loan totaling $73,300 under the U.S. Small Business Administration (“SBA”) Paycheck Protection Program (“PPP”), which is part of the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”), enacted on March 27, 2020. Under the terms of the SBA PPP loan, up to 100% of the principal and accrued interest may be forgiven if certain criteria are met and the loan proceeds are used for qualifying expenses such as payroll costs, benefits, rent, and utilities as described in the CARES Act. The interest rate on this loan is 1% per annum and any portion of the principal and accrued interest that is not forgiven is required to be repaid by May 11, 2022. In January 2021, Dogness Group received PPP loan forgiveness notice to waive the principal and accrued interest.

On July 17, 2020, the Company entered into multiple loan agreements with Dongguan Rural Commercial Bank to borrow an aggregate of RMB50 million ($7.7 million) of loans to support the working capital needs and the construction of the Company’s current CIP projects. The loans have terms of eight years with a maturity date on July 16, 2028. The loans bear a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus 1.405 basis points. The Company pledged the land use right of approximately $2.1 million and buildings of approximately $5.7 million from Meijia as collateral to secure total loans of RMB 30 million ($4.6 million). Mr. Silong Chen, the CEO of the Company, pledged personal property as collateral to secure the remaining loans of RMB 20 million ($3.1million). Dongguan Dogness, Meijia and Mr. Silong Chen also provided guarantee for the loans. During the year ended June 30, 2021, the Company repaid RMB 2.5 million ($0.4 million) with an outstanding balance of RMB 47.5 million ($7.4 million) as of June 30, 2021.

Interest expenses for the above-mentioned loans amounted to $460,905, $239,326 and $209,842 for the years ended June 30, 2021, 2020 and 2019, respectively.

The Company capitalized interest of $145,620 and $nil related to certain CIP projects expenditures for the year ended June 30, 2021 and 2020, respectively.

As of June 30, 2021, the Company’s short-term and long-term loans totaled approximately $8.0 million. The repayment schedule for the Company’s bank loans are as follows:

Twelve months ending June 30,	Repayment
2022	$1,500,862
2023	1,438,153
2024	3,320,220
2025	402,638
2026	429,512
2027	458,182
2028	488,734
2029	20,169
Total	$8,058,470

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS